Divestitures - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets	$ 1	$ 1,050	$ 3,210
Gain (Loss) before tax on sale of assets		797
Gain (Loss) after tax on sale of assets		557
Cenovus Pipestone Partnership [Member]
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets		$ 625
Wembley Gas Plant [Member]
Disclosure Of Disposals [Line Items]
Percentage of operating working capital interest		39.00%